                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2001
                                               -------------


Check here if Amendment [ ]; Amendment Number:
                                              -------------
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners, LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203)629-7500

Signature, Place, and Date of Signing:

/s/ James E. Buck, II          Greenwich, Connecticut           July 31, 2001
---------------------          ----------------------           -------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 ---------

Form 13F Information Table Entry Total:              12
                                                 ---------

Form 13F Information Table Value Total:          $ 69,302
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                                                (thousands)



INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.


List of Other Included Managers:

None

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                        MILTON ARBITRAGE PARTNERS, LLC
                                  FORM 13F-HR
                                 JUNE 30, 2001

                                                                                                      VOTING AUTHORITY
                    TITLE OF                     VALUE     SHRS/PRN  SH/   PUT/    INV'T   OTHER    ---------------------
NAME OF ISSUER      CLASS           CUSIP       (X1000)    AMOUNT    PRN   CALL    DISCR   MNGRS      SOLE   SHARED  NONE

Alliance Bancorp     Common Stock   01852J105    5,867     199,000     SH          SOLE             199,000     0      0
---------------------------------------------------------------------------------------------------------------------------
Blue Wave Systems
Inc.                 Common Stock   096081104    2,502     346,100     SH          SOLE             346,100     0      0
---------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp      Common Stock   12612L108      729      52,100     SH          SOLE              52,100     0      0
---------------------------------------------------------------------------------------------------------------------------
Deutche Telecom AG
Spons ADR            ADR Stock      251566105      674      30,027     SH          SOLE              30,027     0      0
---------------------------------------------------------------------------------------------------------------------------
Digital Island Inc.  Common Stock   25385N101       86      25,000     SH          SOLE              25,000     0      0
---------------------------------------------------------------------------------------------------------------------------
Honeywell
International
Inc.                 Common Stock   438516106    2,537      72,700     SH          SOLE              72,700     0      0
---------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co  Common Stock   441560109   20,370     339,900     SH          SOLE             339,900     0      0
---------------------------------------------------------------------------------------------------------------------------
MS Carriers          Common Stock   553533100    2,550      77,900     SH          SOLE              77,900     0      0
---------------------------------------------------------------------------------------------------------------------------
Ralston Purina Co    Common Stock   751277302    1,666      55,500     SH          SOLE              55,500     0      0
---------------------------------------------------------------------------------------------------------------------------
Rosetta Inpharmatics Common Stock   777777103    7,376     475,900     SH          SOLE             475,900     0      0
---------------------------------------------------------------------------------------------------------------------------
Spieker Properties
Inc.                 Common Stock   848497103   21,954     366,200     SH          SOLE             366,200     0      0
---------------------------------------------------------------------------------------------------------------------------
Virginia Cap
Bancshares           Common Stock   927758102    2,991     159,500     SH          SOLE             159,500     0      0
---------------------------------------------------------------------------------------------------------------------------
                                                69,302   2,199,827
                                                ------   ---------